Employee Benefit Plans - Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Pension Benefits [Member]
Components of net periodic benefit cost:
Service cost	$ 75	$ 295	$ 276
Interest cost	1,081	963	1,055
Amortization of loss	117	387	261
Expected return on plan assets	(1,378)	(1,348)	(1,300)
Net periodic benefit cost	(105)	297	292
Healthcare & Life Ins [Member]
Components of net periodic benefit cost:
Service cost	106	236	207
Interest cost	493	513	585
Amortization of loss	227	314	312
Expected return on plan assets			(180)
Curtailment benefit	(1,346)
Special termination benefits		39
Amortization of prior service credit	(174)	(180)
Net periodic benefit cost	$ (694)	$ 922	$ 924